INVESTMENTS	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS
Investment Securities

The following is a summary of held-to-maturity and available-for-sale investment securities as of December 31, 2017:

	Held-to-maturity				Available-for-sale
(Dollars in thousands)	Amortized cost	Unrecognized gain	Unrecognized loss	Fair value	Amortized cost	Unrealized gain	Unrealized loss	Fair value
U.S. Treasuries	$0	$0	$0	$0	$98	$0	$(1)	$97
Securities of U.S. government agencies and corporations	11,168	0	(76)	11,092	15,695	220	0	15,915
Mortgage-backed securities - residential	162,093	2,042	(1,535)	162,600	290,793	849	(2,599)	289,043
Mortgage-backed securities - commercial	255,027	1,372	(3,000)	253,399	150,356	164	(1,417)	149,103
Collateralized mortgage obligations	143,545	354	(1,602)	142,297	306,095	1,158	(1,861)	305,392
Obligations of state and other political subdivisions	82,175	1,804	(266)	83,713	124,269	2,162	(676)	125,755
Asset-backed securities	0	0	0	0	377,655	1,628	(306)	378,977
Other securities	0	0	0	0	83,266	2,147	(287)	85,126
Total	$654,008	$5,572	$(6,479)	$653,101	$1,348,227	$8,328	$(7,147)	$1,349,408

The following is a summary of held-to-maturity and available-for-sale investment securities as of December 31, 2016:

	Held-to-maturity				Available-for-sale
(Dollars in thousands)	Amortized cost	Unrecognized gain	Unrecognized loss	Fair value	Amortized cost	Unrealized gain	Unrealized loss	Fair value
U.S. Treasuries	$0	$0	$0	$0	$98	$0	$(1)	$97
Securities of U.S. government agencies and corporations	13,011	0	(110)	12,901	7,056	0	(40)	7,016
Mortgage-backed securities - residential	205,522	1,740	(1,166)	206,096	184,960	1,175	(2,740)	183,395
Mortgage-backed securities - commercial	278,728	3,254	(1,817)	280,165	154,239	188	(826)	153,601
Collateralized mortgage obligations	195,408	1,125	(1,476)	195,057	232,701	634	(2,321)	231,014
Obligations of state and other political subdivisions	70,585	117	(1,346)	69,356	96,934	1,461	(1,514)	96,881
Asset-backed securities	0	0	0	0	322,708	517	(2,013)	321,212
Other securities	0	0	0	0	46,641	741	(728)	46,654
Total	$763,254	$6,236	$(5,915)	$763,575	$1,045,337	$4,716	$(10,183)	$1,039,870

During the year ended December 31, 2017, proceeds on the sale of $190.0 million of available-for-sale securities resulted in gains of $1.8 million and losses of $0.2 million. During the year ended December 31, 2016, proceeds on the sale of $207.0 million of available-for-sale securities resulted in gains of $1.2 million and losses of $1.0 million. During the year ended December 31, 2015, proceeds on the sale of $70.2 million of available-for-sale securities resulted in gains of $1.5 million and losses of $1 thousand.

The carrying value of investment securities pledged as collateral to secure public deposits, repurchase agreements and for other purposes as required by law totaled $819.4 million at December 31, 2017 and $1.0 billion at December 31, 2016.

The following table provides a summary of investment securities by contractual maturity as of December 31, 2017, except for residential and commercial mortgage-backed securities, collateralized mortgage obligations and asset-backed securities, which are shown as single totals, due to the unpredictability of the timing in principal repayments:

	Held-to-maturity		Available-for-sale
(Dollars in thousands)	Amortized cost	Fair value	Amortized cost	Fair value
Due in one year or less	$165	$165	$2,422	$2,423
Due after one year through five years	4,492	4,494	37,064	37,149
Due after five years through ten years	2,500	2,723	82,404	84,168
Due after ten years	86,186	87,423	101,438	103,153
Mortgage-backed securities - residential	162,093	162,600	290,793	289,043
Mortgage-backed securities - commercial	255,027	253,399	150,356	149,103
Collateralized mortgage obligations	143,545	142,297	306,095	305,392
Asset-backed securities	0	0	377,655	378,977
Total	$654,008	$653,101	$1,348,227	$1,349,408

Unrealized gains and losses on debt securities are generally due to fluctuations in current market yields relative to the yields of the debt securities at their amortized cost.  All securities with unrealized losses are reviewed quarterly to determine if any impairment is considered other than temporary, requiring a write-down to fair value. First Financial considers the percentage loss on a security, duration of the loss, average life or duration of the security, credit rating of the security and payment performance as well as the Company’s intent and ability to hold the security to maturity when determining whether any impairment is other than temporary. At this time First Financial does not intend to sell, and it is not more likely than not that the Company will be required to sell debt securities temporarily impaired prior to maturity or recovery of the recorded value. First Financial had no other than temporary impairment related to its investment securities portfolio as of December 31, 2017 or 2016.

As of December 31, 2017, the Company's investment securities portfolio consisted of 775 securities, of which 237 securities were in an unrealized loss position. As of December 31, 2016, the Company's investment securities portfolio consisted of 706 securities, of which 255 were in an unrealized loss position.

The following tables provide the fair value and gross unrealized losses on investment securities in an unrealized loss position, aggregated by investment category and the length of time the individual securities have been in a continuous loss position:

	December 31, 2017
	Less than 12 months		12 months or more		Total
(Dollars in thousands)	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
U.S. Treasuries	$97	$(1)	$0	$0	$97	$(1)
Securities of U.S. government agencies and corporations	11,092	(76)	0	0	11,092	(76)
Mortgage-backed securities - residential	175,183	(1,109)	108,782	(3,025)	283,965	(4,134)
Mortgage-backed securities - commercial	132,818	(1,713)	72,139	(2,704)	204,957	(4,417)
Collateralized mortgage obligations	164,909	(1,138)	101,436	(2,325)	266,345	(3,463)
Obligations of state and other political subdivisions	38,450	(507)	21,639	(435)	60,089	(942)
Asset-backed securities	44,941	(200)	24,396	(106)	69,337	(306)
Other securities	2,605	(1)	7,124	(286)	9,729	(287)
Total	$570,095	$(4,745)	$335,516	$(8,881)	$905,611	$(13,626)

	December 31, 2016
	Less than 12 months		12 months or more		Total
(Dollars in thousands)	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
U.S. Treasuries	$97	$(1)	$0	$0	$97	$(1)
Securities of U.S. Government agencies and corporations	19,917	(150)	0	0	19,917	(150)
Mortgage-backed securities - residential	180,654	(3,621)	9,890	(285)	190,544	(3,906)
Mortgage-backed securities - commercial	123,122	(1,200)	65,007	(1,443)	188,129	(2,643)
Collateralized mortgage obligations	201,305	(2,882)	42,314	(915)	243,619	(3,797)
Obligations of state and other political subdivisions	94,632	(2,710)	12,023	(150)	106,655	(2,860)
Asset-backed securities	116,057	(764)	92,629	(1,249)	208,686	(2,013)
Other securities	7,746	(237)	21,357	(491)	29,103	(728)
Total	$743,530	$(11,565)	$243,220	$(4,533)	$986,750	$(16,098)

For further detail on the fair value of investment securities, see Note 20 – Fair Value Disclosures.